Securities (Details 1) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Schedule of Held-to-maturity Securities [Line Items]
Amortized Cost	$ 6,052	$ 6,575
Gross Unrealized Gains	35	50
Gross unrealized Losses	(57)	(37)
Fair Value	6,030	6,588
Mortgage-backed securities - residential
Schedule of Held-to-maturity Securities [Line Items]
Amortized Cost	458	637
Gross Unrealized Gains	6	9
Gross unrealized Losses	(1)	0
Fair Value	463	646
State and municipal securities
Schedule of Held-to-maturity Securities [Line Items]
Amortized Cost	5,594	5,938
Gross Unrealized Gains	29	41
Gross unrealized Losses	(56)	(37)
Fair Value	$ 5,567	$ 5,942